Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets :
Cash and cash equivalents	$ 2,017	$ 1,836
Short-term deposits		1
Marketable securities	334	57
Trade accounts receivable, net	911	1,049
Inventories	1,269	1,336
Deferred tax assets	97	123
Assets held for sale	33	16
Other current assets	390	389
Total current assets	5,051	4,807
Goodwill	82	90
Other intangible assets, net	193	217
Property, plant and equipment, net	2,647	3,156
Non-current deferred tax assets	386	227
Long-term investments	69	76
Other non-current assets	580	600
Total non-current assets	3,957	4,366
Total assets	9,008	9,173
Current liabilities:
Short-term debt	202	225
Trade accounts payable	597	694
Other payables and accrued liabilities	841	937
Dividends payable to stockholders	87	89
Accrued income tax	39	48
Total current liabilities	1,766	1,993
Long-term debt	1,603	928
Post-employment benefit obligations	392	366
Long-term deferred tax liabilities	10	11
Other long-term liabilities	182	158
Total non-current liabilities	2,187	1,463
Total liabilities	3,953	3,456
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,797,305 shares issued, 873,939,583 shares outstanding)	1,157	1,156
Capital surplus	2,741	2,581
Retained earnings	817	1,076
Accumulated other comprehensive income	613	1,042
Treasury stock	(334)	(212)
Total parent company stockholders' equity	4,994	5,643
Noncontrolling interest	61	74
Total equity	5,055	5,717
Total liabilities and equity	$ 9,008	$ 9,173